CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Revenue	$ 43,700	$ 0
Operating expenses:
Cost of operations	15,922	0
General and administrative	1,191,319	2,454,668
Impairment of fixed assets	0	132,000
Total operating expenses	1,207,241	2,586,668
Net Operating Loss	(1,163,541)	(2,586,668)
Other income (expense):
Equity investment incentives	0	(7,644,077)
Financing costs	0	(18,617)
Loss on legal settlement	0	(18,759)
Loss on true-up shares	0	(119,370)
(Loss) Gain on settlement of accounts payable	2,289,283	185,487
Gain on sale of assets	0	8,876
Gain on conversion of notes into common stock	515,964	25,000
(Loss) on conversion of accrued salaries and Series D preferred stock into Series F preferred stock	0	(25,000)
Gain on settlement of operating leases	869,690	0
Other Income	0	40,622
Loss on revaluation of derivative liabilities	(4,585,124)	(85,773)
Total other income (expense)	(1,348,406)	(9,376,704)
Loss before provision for income taxes	(2,511,947)	(11,963,372)
Provision for income taxes	0	0
Net loss from continuing operations	(2,511,947)	(11,963,372)
Net loss from discontinued operations	0	(1,368,991)
Net loss	(2,511,947)	(13,332,363)
Preferred stock dividends	(1,033,729)	(1,719,781)
Deemed contribution	703,420	0
Net loss available to common shareholders	$ (2,842,256)	$ (15,052,144)
Net loss per share from continuing operations – basic (in Dollars per share)	$ (0.42)	$ (2.64)
Net loss per share from discontinued operations – basic (in Dollars per share)	0	(0.26)
Net loss per share - basic and diluted - basic (in Dollars per share)	(0.42)	(2.91)
Net loss per share from continuing operations – diluted (in Dollars per share)	(0.42)	(2.64)
Net loss per share from discontinued operations – diluted (in Dollars per share)	0	(0.26)
Net loss per share - basic and diluted - diluted (in Dollars per share)	$ (0.42)	$ (2.91)
Weighted average shares outstanding - basic (in Shares)	6,733,863	5,178,468
Weighted average shares outstanding - diluted (in Shares)	6,733,863	5,178,468
Nonrelated Party [Member]
Other income (expense):
Interest expense	$ (409,745)	$ (1,615,591)
Preferred stock dividends	(893,828)	(1,600,241)
Related Party [Member]
Other income (expense):
Interest expense	(28,474)	(109,502)
Preferred stock dividends	$ (139,901)	$ (119,540)